15. RECLAMATION OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfReclamationObligationsLineItems [Line Items]
Current reclamation obligations	$ 653	$ 810
Noncurrent reclamation obligations	22,071	20,155
Total reclamation obligations	22,724	20,965	$ 19,460
Elliot Lake
DisclosureOfReclamationObligationsLineItems [Line Items]
Total reclamation obligations	13,368	12,470
McClean And Midwest Joint Ventures
DisclosureOfReclamationObligationsLineItems [Line Items]
Total reclamation obligations	9,339	8,479
Other
DisclosureOfReclamationObligationsLineItems [Line Items]
Total reclamation obligations	$ 17	$ 16